Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of taxation, comprehensive income

	2022	2021	2020
	$m	$m	$m
Current tax
Current year	1,823	1,200	981
Adjustment to prior years	(187)	(5)	(10)
Total	1,636	1,195	971
Deferred tax
Origination and reversal of temporary differences	(2,563)	(1,417)	(178)
Adjustment to prior years	135	(158)	(21)
Total	(2,428)	(1,575)	(199)
Taxation (credit)/charge recognised in the profit for the period	(792)	(380)	772

Taxation (charge)/credit recognised in Other comprehensive income is as follows:

	2022	2021	2020
	$m	$m	$m
Current and deferred tax
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	(231)	(117)	36
Equity investments measured at fair value through Other comprehensive income	15	27	(180)
Movement in deferred taxes relating to changes in tax rates	–	195	63
Total	(216)	105	(81)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on designated liabilities in net investment hedges[1]	73	43	(61)
Fair value movement on cash flow hedges[2]	–	(5)	22
Movement in deferred taxes relating to changes in tax rates	–	8	–
Total	73	46	(39)
Taxation (charge)/credit recognised in Other comprehensive income	(143)	151	(120)

[1]	Previously reported as Foreign exchange arising on consolidation.
[2]	Previously reported within Foreign exchange arising on designated liabilities in net investment hedges.

Schedule of tax reconciliation to UK statutory rate

	2022	2021	2020
	$m	$m	$m
Profit/(loss) before tax	2,501	(265)	3,916
Notional taxation charge at UK corporation tax rate of 19%	475	(50)	744
Differences in effective overseas tax rates	(59)	1	(49)
Deferred tax (credit)/charge relating to change in tax rates[1]	(108)	54	138
Unrecognised deferred tax asset[2]	68	32	3
Items not deductible for tax purposes	90	208	71
Items not chargeable for tax purposes	–	(163)	(4)
Intellectual Property incentive regimes[3]	(265)	–	(35)
Other items[4]	(941)	(299)	(65)
Adjustments in respect of prior periods[5]	(52)	(163)	(31)
Total tax (credit)/charge for the period	(792)	(380)	772

1	The 2022 item relates to the impact of the US state tax rate change and the impact of the difference in the UK current tax and deferred tax rates during 2022. The 2021 item relates to substantive enactment of the increase in UK Corporation Tax rate from 19% to 25% effective 1 April 2023 (debit of $12m), the increase in the Dutch Corporate Income Tax rate from 25% to 25.8% effective 1 January 2022 (debit of $39m) and other (debit of $3m). The 2020 item relates to the increase in the 2020 substantively enacted Dutch Corporate Income Tax rate (debit of $151m) and other (debit of $5m). In 2020, it was substantively enacted that the planned reduction in the Dutch Corporate Income Tax rate to 21.7% from 25% effective 1 January 2021 would not take place. In addition, the planned reduction in the UK corporation tax rate to 17% was not enacted with the corporation tax rate remaining at 19% (credit of $18m).
2	The 2022 item relates to the derecognition of previously recognised deferred tax assets. The 2021 item includes a $15m debit arising on derecognition of previously recognised deferred tax assets. The 2020 item includes a $22m credit arising on recognition of previously unrecognised deferred tax assets.
3	Previously reported within Items not deductible for tax purposes.
4	Other items in 2022 relate to the aforementioned one-time favourable net adjustment of $876m to deferred taxes arising from an internal reorganisation to integrate the Alexion organisation which took place in 2022 and a credit of $65m relating to the reduction of tax liabilities arising from adjustments on expiry of the relevant statute of limitations. Other items in 2021 relate to a net credit of $299m relating to the reduction of tax liabilities arising from updates to estimates of prior period tax liabilities following settlements with tax authorities and on expiry of the relevant statute of limitations partially offset by a provision for transfer pricing and other uncertain tax treatments. Other items in 2020 relate to a net credit of $65m relating to the release of tax liabilities following the expiry of the relevant statute of limitations partially offset by a provision for transfer pricing and other uncertain tax treatments.
5	Further details explaining the adjustments in respect of prior periods are set out on page 153.

Schedule of movements in deferred tax balances

The total movement in the net deferred tax balance in the year was $2,195m. The movements are as follows:

	Intangibles,		Pension and	Elimination of			Losses and	Accrued
	property, plant		post-retirement	unrealised profit	Untaxed		tax credits	expenses
	and equipment	[1]	benefits	on inventory	reserves	[2]	carried forward	and other	Total
	$m		$m	$m	$m		$m	$m	$m
Net deferred tax balance at 1 January 2020	(2,265)		561	1,293	(598)		546	691	228
Income statement	(226)		(64)	444	(92)		136	1	199
Other comprehensive income	(78)		101	–	(1)		–	72	94
Equity	–		–	–	–		–	(16)	(16)
Exchange	(58)		58	70	(110)		32	23	15
Net deferred tax balance at 31 December 2020	(2,627)		656	1,807	(801)		714	771	520
Income statement	782		(166)	(59)	(139)		307	850	1,575
Other comprehensive income	52		83	–	–		–	40	175
Equity	–		–	–	–		–	14	14
Additions through business combinations[3]	(3,744)		13	166	–		507	(1,116)	(4,174)
Exchange	57		(33)	(53)	78		(10)	(25)	14
Net deferred tax balance at 31 December 2021	(5,480)		553	1,861	(862)		1,518	534	(1,876)
Income statement[4]	1,414		(55)	274	38		(126)	883	2,428
Other comprehensive income	72		(231)	–	–		–	16	(143)
Equity	–		–	–	–		–	38	38
Exchange	63		(36)	(111)	108		(134)	(18)	(128)
Net deferred tax balance at 31 December 2022⁵	(3,931)		231	2,024	(716)		1,258	1,453	319

[1]	Includes deferred tax of $281m on contingent consideration liabilities in respect of intangibles.
[2]	Untaxed reserves relate to taxable profits where the tax liability is deferred to later periods.
[3]

The deferred tax liability of $4,174m relates to deferred tax on purchase accounting adjustments arising from the acquisition of Alexion (Note 27). Accrued expenses and other includes the deferred tax on the purchase accounting of inventory.

[4]

The income statement movement in 2022 includes the aforementioned net adjustment to deferred taxes of $876m arising on the internal legal entity reorganisation to integrate the Alexion organisation, the majority of which arises on Intangibles, property, plant and equipment.

[5]

The Group recognises deferred tax assets to the extent that there are either taxable temporary differences or that it is probable that sufficient future taxable profits will arise, against which these deductible temporary differences can be utilised. The US includes a net deferred tax asset of $283m and the UK includes a net deferred tax asset of $503m as at 31 December 2022 which include tax losses and other deductible temporary differences. The Group has performed an assessment of recovery of deferred tax assets and for these entities, the Group has forecasted future taxable profits and considers that it is probable that sufficient future taxable profits will arise against which these deductible temporary differences can be utilised. In arriving at these forecasts, the Group has reviewed the Group-level budgets and forecasts and the ability of those entities to generate future income from developing and commercialising products, including local tax laws and the scheduling of reversal of deductible temporary differences. Deferred tax assets are recognised on the basis there is sufficient forecast future taxable profits arising from the performance of on-market products and pipeline assets, including Imfinzi. For the UK, losses are forecast to be utilised within five years. For the US, recognised deferred taxes on losses and other items are forecast to be utilised within 15 years. It is considered that these sources of income are sufficiently predictable or diversified to support a recognition period in excess of five years. A sensitivity assessment has been performed which shows that a change in profit of 10% results in an immaterial adjustment to the amount of deferred tax asset recognised. Assessing the availability of future taxable income to support recognition of deferred tax assets relies upon our Group forecasts and changes in these Group forecasts will impact the recoverability of deferred tax assets. To the extent that there are neither taxable temporary differences nor sufficient taxable profits, no deferred tax asset is recognised and details of unrecognised deferred tax assets are included in the table below.

Schedule of unrecognised deferred tax assets

	2022	2022	2021	2021	2020	2020
	Temporary	Unrecognised	Temporary	Unrecognised	Temporary	Unrecognised
	differences	DTA	differences	DTA	differences	DTA
	$m	$m	$m	$m	$m	$m
Trading and capital losses expiring:
Within 10 years	104	26	4	1	2	–
More than 10 years	153	32	53	11	–	–
Indefinite	686	163	300	79	234	63
	943	221	357	91	236	63
Tax credits and State tax losses expiring:
Within 10 years		115		101		36
More than 10 years		384		441		255
Indefinite		87		86		74
		586		628		365
Total		807		719		428

Before the offset of balances within countries
Taxation
Schedule of net deferred tax balance

	Intangibles,	Pension and	Elimination of		Losses and	Accrued
	property, plant	post-retirement	unrealised profit	Untaxed	tax credits	expenses
	and equipment	benefits	on inventory	reserves	carried forward	and other	Total
	$m	$m	$m	$m	$m	$m	$m
Deferred tax assets at 31 December 2020	1,061	690	2,286	–	852	1,130	6,019
Deferred tax liabilities at 31 December 2020	(3,688)	(34)	(479)	(801)	(138)	(359)	(5,499)
Net deferred tax balance at 31 December 2020	(2,627)	656	1,807	(801)	714	771	520
Deferred tax assets at 31 December 2021	1,476	574	1,910	–	1,571	1,735	7,266
Deferred tax liabilities at 31 December 2021	(6,956)	(21)	(49)	(862)	(53)	(1,201)	(9,142)
Net deferred tax balance at 31 December 2021	(5,480)	553	1,861	(862)	1,518	534	(1,876)
Deferred tax assets at 31 December 2022	1,499	276	2,048	–	1,274	1,614	6,711
Deferred tax liabilities at 31 December 2022	(5,430)	(45)	(24)	(716)	(16)	(161)	(6,392)
Net deferred tax balance at 31 December 2022	(3,931)	231	2,024	(716)	1,258	1,453	319

After the offset of balances within countries
Taxation
Schedule of net deferred tax balance

	2022	2021	2020
	$m	$m	$m
Deferred tax assets	3,263	4,330	3,438
Deferred tax liabilities	(2,944)	(6,206)	(2,918)
Net deferred tax balance	319	(1,876)	520